Contingencies - Italian Customs and Tax Cases (Details)	1 Months Ended	81 Months Ended	1 Months Ended	81 Months Ended	111 Months Ended	120 Months Ended		1 Months Ended	120 Months Ended		1 Months Ended		120 Months Ended		2 Months Ended		12 Months Ended							3 Months Ended
	Mar. 31, 2012 Indirect import challenge - income tax assessment EUR (€)	Sep. 30, 2014 Indirect import challenge - income tax assessment EUR (€)	Sep. 30, 2011 Indirect import challenge - customs tax assessment EUR (€)	Sep. 30, 2014 Indirect import challenge - customs tax assessment EUR (€)	Dec. 31, 2013 Trento 1998 - 2000 cases EUR (€)	Sep. 30, 2014 Trento 1998 - 2000 cases USD ($)	Sep. 30, 2014 Trento 1998 - 2000 cases EUR (€)	Mar. 31, 2012 Alessandria 1998 - 2000 cases	Sep. 30, 2014 Alessandria 1998 - 2000 cases USD ($)	Sep. 30, 2014 Alessandria 1998 - 2000 cases EUR (€)	Dec. 31, 2013 Aosta 1998 - 2000 cases EUR (€)	Nov. 30, 2012 Aosta 1998 - 2000 cases EUR (€)	Sep. 30, 2014 Aosta 1998 - 2000 cases EUR (€)	Sep. 30, 2014 Genoa 1998 - 2000 cases USD ($)	Jul. 31, 2011 Chiquita Italia 2004 - 2005 cases USD ($)	Jul. 31, 2011 Chiquita Italia 2004 - 2005 cases EUR (€)	Dec. 31, 2014 Chiquita Italia 2004 - 2005 cases USD ($)	Dec. 31, 2014 Chiquita Italia 2004 - 2005 cases EUR (€)	Dec. 31, 2014 Chiquita Italia 2004 cases - direct import challenge USD ($)	Dec. 31, 2014 Chiquita Italia 2004 cases - direct import challenge EUR (€)	Dec. 31, 2014 Chiquita Italia 2005 cases - direct import challenge USD ($)	Dec. 31, 2014 Chiquita Italia 2005 cases - direct import challenge EUR (€)	Dec. 31, 2014 Pending litigation Chiquita Italia 1998 - 2000 cases jurisdiction	Dec. 31, 2013 Positive litigation outcome Trento 1998 - 2000 cases EUR (€)
Loss Contingencies [Line Items]
Number of jurisdictions in which claims are pending																							4
Litigation Settlement, Amount																								€ 5,500,000
Claim / Assessment		12,000,000		19,400,000			3,300,000		300,000				1,200,000	7,400,000
Interest and Penalties Claimed / Assessed		19,100,000		10,200,000		3,300,000				200,000			1,100,000	1,000,000
Total Claim / Assessment		31,100,000		29,600,000			6,600,000		500,000				2,300,000	8,400,000
Deposits Paid Pending Appeal		900,000		17,900,000	6,600,000	6,600,000			500,000				2,300,000	0
Installment payment period								36 months
Monthly deposit payment	113,000		350,000									34,000
Claim amount, excluding interest and penalties																			17,000,000	13,000,000	26,000,000	19,000,000
Tax settlement paid																	4,000,000	3,000,000
Pricing adjustment paid for 2006 through 2009															3,000,000	2,000,000
Amount of monthly deposit payments compensated from the tax assessment 2004 payments											€ 589,000